Geographic and Customer Information - Summary of Reportable Segments (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Germany [Member]
Segment Reporting Information [Line Items]
Revenues	$ 3,635	$ 983	$ 51
United States [Member]
Segment Reporting Information [Line Items]
Increase decrease in revenues from contract with customer	$ 14,800